Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.424%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,293,924.43

Principal:
Principal Collections	$40,424,478.12
Prepayments in Full	$48,754,399.23
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$89,178,877.35
Collections	$94,472,801.78

Purchase Amounts:
Purchase Amounts Related to Principal	$1,031,680.19
Purchase Amounts Related to Interest	$3,868.65
Sub Total	$1,035,548.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$95,508,350.62

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$95,508,350.62
Servicing Fee	$1,391,165.07	$1,391,165.07	$0.00	$0.00	$94,117,185.55
Interest - Class A-1 Notes	$70,243.56	$70,243.56	$0.00	$0.00	$94,046,941.99
Interest - Class A-2a Notes	$101,587.50	$101,587.50	$0.00	$0.00	$93,945,354.49
Interest - Class A-2b Notes	$85,869.42	$85,869.42	$0.00	$0.00	$93,859,485.07
Interest - Class A-3 Notes	$360,640.00	$360,640.00	$0.00	$0.00	$93,498,845.07
Interest - Class A-4 Notes	$106,936.20	$106,936.20	$0.00	$0.00	$93,391,908.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$93,391,908.87
Interest - Class B Notes	$56,105.82	$56,105.82	$0.00	$0.00	$93,335,803.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$93,335,803.05
Interest - Class C Notes	$40,540.50	$40,540.50	$0.00	$0.00	$93,295,262.55
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$93,295,262.55
Interest - Class D Notes	$49,754.25	$49,754.25	$0.00	$0.00	$93,245,508.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$93,245,508.30
Regular Principal Payment	$359,200,000.00	$93,245,508.30	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$95,508,350.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$93,245,508.30
Total					$93,245,508.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$93,245,508.30	$259.59	$70,243.56	$0.20	$93,315,751.86	$259.79
Class A-2a Notes	$0.00	$0.00	$101,587.50	$0.47	$101,587.50	$0.47
Class A-2b Notes	$0.00	$0.00	$85,869.42	$0.26	$85,869.42	$0.26
Class A-3 Notes	$0.00	$0.00	$360,640.00	$0.75	$360,640.00	$0.75
Class A-4 Notes	$0.00	$0.00	$106,936.20	$0.96	$106,936.20	$0.96
Class B Notes	$0.00	$0.00	$56,105.82	$1.18	$56,105.82	$1.18
Class C Notes	$0.00	$0.00	$40,540.50	$1.28	$40,540.50	$1.28
Class D Notes	$0.00	$0.00	$49,754.25	$1.58	$49,754.25	$1.58
Total	$93,245,508.30	$57.88	$871,677.25	$0.54	$94,117,185.55	$58.42

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$359,200,000.00	1.0000000	$265,954,491.70	0.7404078
Class A-2a Notes	$215,000,000.00	1.0000000	$215,000,000.00	1.0000000
Class A-2b Notes	$331,400,000.00	1.0000000	$331,400,000.00	1.0000000
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,610,940,000.00	1.0000000	$1,517,694,491.70	0.9421173

Pool Information
Weighted Average APR	3.777%	3.728%
Weighted Average Remaining Term	54.90	54.02
Number of Receivables Outstanding	74,643	71,993
Pool Balance	$1,669,398,082.33	$1,579,186,721.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,579,347,662.18	$1,492,280,391.07
Pool Factor	1.0000000	0.9459617

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$23,687,800.82
Yield Supplement Overcollateralization Amount	$86,906,330.12
Targeted Overcollateralization Amount	$102,247,140.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,492,229.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		245	$803.60
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$803.60
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$803.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.44%	316	$6,879,286.67
61-90 Days Delinquent	0.00%	1	$27,448.35
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.44%	317	$6,906,735.02

Repossession Inventory:
Repossessed in the Current Collection Period		1	$32,296.06
Total Repossessed Inventory		1	$32,296.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0006%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0014%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer